MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Mineral		Machinery &		Transport &
	properties	Plant	equipment	Building	office equipment	Total
Cost

Balance at December 31, 2021	$511,399	$98,185	$87,140	$13,445	$12,045	$722,214
Additions	103,635	5,217	19,877	7,573	1,978	138,280
Disposals	(14,966)	(6,542)	(757)	(662)	(746)	(23,673)
Balance at December 31, 2022	$600,068	$96,860	$106,260	$20,356	$13,277	$836,821
Additions	56,753	36,754	12,134	5,194	2,382	113,217
Disposals	(674)	-	(417)	-	(623)	(1,714)
Balance at December 31, 2023	$656,147	$133,614	$117,977	$25,550	$15,036	$948,324

Accumulated depreciation

Balance at December 31, 2021	$444,769	$88,208	$49,445	$9,194	$8,401	$600,017
Depreciation	14,786	2,268	5,301	346	1,205	23,906
Disposals	(13,574)	(6,442)	(326)	(159)	(493)	(20,994)
Balance at December 31, 2022	$445,981	$84,034	$54,420	$9,381	$9,113	$602,929
Depreciation	20,723	1,598	7,241	365	1,581	31,508
Disposals	-	-	(177)	-	(593)	(770)
Balance at December 31, 2023	$466,704	$85,632	$61,484	$9,746	$10,101	$633,667
Net book value
At December 31, 2022	$154,087	$12,826	$51,840	$10,975	$4,164	$233,892
At December 31, 2023	$189,443	$47,982	$56,493	$15,804	$4,935	$314,657

Disclosure of detailed information about significant royalties payable [Table Text Block]
Location	Royalties payable
El Porvenir and El Curso properties at Guanaceví mine

$12 dollar fixed per tonne production payment plus additional net smelter royalty when the silver price obtained is as follows:

    • 4% for price less than or equal to $15 dollars per oz

    • 9% for price greater than $15 dollars and up to $20 dollars per oz

    • 13% for price greater than $20 dollars and up to $25 dollars per oz

    • 16% for price greater than $25 dollars per oz

La Sanguijuela at Terronera mine	2% net smelter royalty
Pitarrilla, exploration in Mexico	1.25% net smelter royalty
Guadalupe Y Calvo, exploration in Mexico	2% net smelter royalty
San Patricio, La Palmilla , exploration in Mexico	1% net smelter royalty
Aida, exploration in Chile	2% net smelter royalty
Paloma, exploration in Chile	2% net smelter royalty

Disclosure of detailed information about purchase price allocated to the underlying assets acquired and liabilities assumed [Table Text Block]
Pitarilla Project purchase consideration:
Common shares issued	$25,590
Consideration paid in cash	35,067
Acquisition costs	880
Total consideration	$61,537

Fair value summary of assets acquired and liabilities assumed:

Assets:
Current assets	$288
Buildings and equipment	652
Mineral properties	60,811
Total assets	$61,751

Liabilities:
Accounts payable and accrued liabilities	170
Reclamation liability	44
Total liabilities	$214
Net identifiable assets acquired	$61,537